INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [abstract]
Schedule components of the income tax expense

The income tax expense for the years ended on December 31, 2022, 2021 and 2020 comprises the following:

		December 31,		December 31,		December 31,
		2022		2021		2020
Current period income tax	Ps.	822,758	Ps.	1,075,407	Ps.	1,102,534
Income tax surcharge (1)		15,625		60,730		84,620
Subtotal current period taxes	Ps.	838,383	Ps.	1,136,137	Ps.	1,187,154
Prior years adjustments (2)		(35,553)		(102,937)		(52,540)
Adjustment due to settlement of uncertain tax positions from prior years		(6,802)		(933)		144
Deferred taxes
Deferred taxes current period		1,467,519		1,256,588		217,416
Deferred taxes - Prior years adjustments (3)		7,857		34,573		7,893
Subtotal deferred taxes	Ps.	1,475,376	Ps.	1,291,161	Ps.	225,309
Total continuing operations	Ps.	2,271,404	Ps.	2,323,428	Ps.	1,360,067

Discontinued operations (4)	Ps.	224,104	Ps.	528,367	Ps.	483,601
Total	Ps.	2,495,508	Ps.	2,851,795	Ps.	1,843,668
(1)	Financial institutions in Colombia whose net annual tax income is greater than 120,000 UVT (Tax Value Unit), which in 2022 was equivalent to Ps. 4,560.48, had to apply an income tax surcharge of 3% in 2022 and 4% in 2021. During 2022 lower surcharge expenses were recorded for Ps. 14,666 in Porvenir, Ps. 11,243 in Banco Popular, Ps. 8,547 in Banco de Occidente, Ps. 7,753 in Banco de Bogotá, Ps. 2,808 in Banco Av Villas, and Ps. 87 in Corficolombiana, due to the decrease in tax revenues across the different financial institutions, in addition to a 1% decrease in the tax rate.
(2)	In 2022, a current tax was recovery were recorded in Banco AV Villas for Ps. 11,518, in Grupo Aval Holding for Ps. 11,571, in Corficolombiana for Ps. 5,907 and in other entities for Ps. 6,557. In 2021, a current tax recovery was recorded in Banco de Occidente for Ps. (71,282), in Banco de Bogotá for Ps. (12,888), in Corficolombiana for Ps. (10,185) and in other entities for Ps. (8,589); the most significant effect is registered from Banco de Occidente corresponds to the impact of the fiscal realization of derivative contracts which were adjusted with the presentation of income tax return of the year 2020.
(3)	In 2022, the adjustment from prior periods is comprised by Ps. 16,032 from Banco de Bogotá and by Ps. (8,175) from Banco de Occidente, while in 2021 Banco de Occidente recorded an adjustment in expenses from prior periods for Ps. 59,825 which is associated with a fiscal adjustment to the derivatives contracts made when the income tax return was filed (on the one hand, a current tax income is recorded and on the other a deferred tax expense). Also is an income of Ps. 17,830 from Porvenir which arises from the deferred tax asset reversal related to legal provisions due to the possibility of taking some components of the provision as an income tax deduction. The remaining income that makes up the figure corresponds to Banco de Bogotá by Ps. 7,422 remaining.
(4)	See note 1.1 “Discontinued operations of BAC Holding”.

Schedule of reconciliation between total expenses of the income tax calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income

				Years ended on:
		December 31,		December 31,		December 31,
		2022		2021		2020
Profit before income tax	Ps.	6,274,371	Ps.	6,364,618	Ps.	4,841,871
Enacted tax rate in Colombia		38%		34%		36%
Theoretical income tax expense		2,384,261		2,163,970		1,743,074
Nondeductible expenses		465,986		378,301		361,116
Tax losses considered non recoverable for income tax purpose (1)		192,470		9,480		39,843
Presumptive income considered non recoverable for income tax purpose		(7,666)		(7,845)		(5,074)
Nontaxable dividends		(40,420)		(51,334)		(46,197)
Nontaxable income under equity method in associates		(141,655)		(111,736)		(79,259)
Profit (loss) on sales or appraisal of investment		(439)		(695)		2,492
Nontaxable interest income and other income		(281,715)		(133,711)		(86,195)
Other nontaxable income		(578,592)		(283,755)		(143,490)
Non-accountable tax revenues in Sale of BHI		543,879		—		—
Revenues taxable at different tax rate		9,218		1,453		5,511
Tax benefits in the acquisition of property and equipment		(34,018)		(22,431)		(25,470)
Tax Discounts (2)		(80,804)		(91,829)		(111,164)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(188,701)		(55,366)		(159,514)
Effect on the deferred income tax due to changes in tax rates (3)		56,129		587,939		(102,617)
Prior year adjustments		(35,553)		(102,937)		(52,540)
Adjustments due to uncertain tax positions in previous year		(6,802)		(933)		144
Deferred taxes - Prior years adjustments		7,857		34,573		7,893
With holding tax		654		4,399		2,793
Other		7,315		5,885		8,721
Total tax expense of the year	Ps.	2,271,404	Ps.	2,323,428	Ps.	1,360,067
Effective income tax rate		36.20%		36.51%		28.09%
(1)	In 2022 Corficolombiana and its subsidiaries recorded tax losses on which no deferred tax asset was recorded for Ps. 192,470 because there is no certainty of their recoverability in the future.
(2)	Corresponds to the Industry and Commerce Tax (ICA for this acronym in Spanish) wich could be used as a tax discount under during 2019 Law 1943 of 2018 with continues with Law 2155 of 2021.
(3)	Corresponds to the effect of the difference in rate applied by entities with respect to the statutory rate of 36%. Banco Bogotá records an effect of Ps. 262,901 explained by the differential rates of BAC Holding and subsidiaries. Corficolombiana records an effect of Ps. 133,329 explained by their subsidiaries that are not subject to the 4% income tax surcharge rate. Other entities contribute Ps. 7,611.

Schedule of tax loss carry forward and excess of presumptive income over taxable income of the entities which are not recognized as deferred tax assets

		December 31,		December 31,
		2022		2021
Tax loss carry forwards expiring on:
December 31, 2023	Ps.	1,323	Ps.	—
December 31, 2024		4,846		6
December 31, 2025		2,748		—
December 31, 2026		40		—
December 31, 2029		170,835		170,944
December 31, 2030		279,605		284,105
December 31, 2031		215,970		233,232
December 31, 2032		15,799		14,363
December 31, 2033		6,931		31,262
December 31, 2034		516,801		5,154
December 31, 2035		122		3,575
December 31, 2036		—		3,291
Without expiration date		414,234		430,029
Subtotal	Ps.	1,629,254	Ps.	1,175,961

Excess of presumptive income expiring on:
December 31, 2022	Ps.	—	Ps.	46,745
December 31, 2023		44,246		52,538
December 31, 2024		24,492		27,191
December 31, 2025		6,791		9,132
Subtotal	Ps.	75,529	Ps.	135,606
Total	Ps.	1,704,783	Ps.	1,311,567

Schedule of carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes

Year ended on December 31, 2022

	Balance as of						Credited		Credited		Foreign exchange		Balance as of
	January 1,			Loss of control		Discontinued	(charged) to		(charged) to		adjustments and		December 31,
	2022			in a Subsidiary (1)		operations (1)	profit or loss		OCI		reclassifications		2022
Deferred tax assets
Debt securities at fair value	Ps.	385,338	Ps.	(73,729)	Ps.	6,567	Ps.	4,195	Ps.	537,052	Ps.	(1,918)	Ps.	857,505
Equity securities at fair value		1,028		—		—		(4,371)		3,508		—		165
Derivative instruments		699,311		818,130		—		(296,033)		(768,615)		(399)		452,394
Allowance of investments securities		1,155		—		—		313		—		—		1,468
Accounts receivable		146,496		—		—		111,687		—		582		258,765
Allowance for accounts receivable		59,604		—		—		20,489		—		746		80,839
Loans and receivables		1,157		—		—		(252)		—		—		905
Allowance for impairment on loans and receivables		562,730		(303,273)		2,425		(3,091)		18,952		15,098		292,841
Allowance for foreclosed assets		21,082		(13,173)		556		(170)		—		455		8,750
Property, plant and equipment costs		339,049		—		—		(30,500)		—		40,936		349,485
Depreciation of property, plant and equipment		34,614		—		—		(16,022)		—		(574)		18,018
Investment property		30,021		—		—		1,323		(283)		—		31,061
Deferred charges and of intangible assets		243,170		—		—		(5,734)		—		—		237,436
Tax losses carry forward		117,025		—		—		142,435		—		12,560		272,020
Surplus of presumptive income		4,351		—		—		13,876		—		123		18,350
Provisions		324,063		(28,108)		(1,779)		32,570		—		143		326,889
Employee benefits		102,662		(11,440)		(1,736)		15,523		(29,818)		(1,459)		73,732
Financial assets in concession contracts		1,368,490		—		—		217,435		—		—		1,585,925
Biological assets		101		—		—		66		—		—		167
Lease agreements		693,388		(151,767)		(2,301)		83,544		—		(3,832)		619,032
Foreign currency bonds		720,109		1,005,896		—		378,971		(683,436)		—		1,421,540
Other		316,847		—		—		420,026		21,482		3,577		761,932
Subtotal	Ps.	6,171,791	Ps.	1,242,536	Ps.	3,732	Ps.	1,086,280	Ps.	(901,158)	Ps.	66,038	Ps.	7,669,219

Deferred tax liabilities
Debt securities at fair value	Ps.	(73,895)	Ps.	103,081	Ps.	(7,060)	Ps.	(24,749)	Ps.	22	Ps.	(967)	Ps.	(3,568)
Equity securities at fair value		(253,422)		135,876		5,910		(26,573)		(42,746)		8,396		(172,559)
Derivative instruments		(32,668)		—		—		(631,300)		286		(44)		(663,726)
Accounts receivable		(177,642)		—		—		(80,114)		—		2		(257,754)
Allowance of investments securities		(1,421)		—		(7,772)		6,616		—		—		(2,577)
Loans and receivables		(29,531)		—		—		(7,938)		—		—		(37,469)
Allowance for impairment on loans and receivables		(612,925)		112,665		—		(199,764)		—		—		(700,024)
Foreclosed assets		(65,167)		—		—		(10,229)		—		—		(75,396)
Provision for foreclosed assets		(16,521)		12,817		2,619		1		—		1,084		—
Property plant and equipment costs		(283,593)		60,039		1,942		(10,472)		—		(2,301)		(234,385)
Depreciation of property, plant and equipment		(410,226)		—		—		(49,811)		—		(2,658)		(462,695)
Investment property		(96,342)		—		—		(330)		(863)		(73)		(97,608)
Right-of-use		(437,169)		133,232		1,586		(19,367)		—		7,656		(314,062)
Deferred charges and of intangible assets		(320,906)		315		(3)		(1,838)		—		(3,620)		(326,052)
Provisions		(16,542)		11,252		1,231		1,315		—		(730)		(3,474)
Employee benefits		(41,367)		39,124		(1,578)		(22,395)		(550)		2,445		(24,321)
Goodwill		(327,070)		—		—		409		—		—		(326,661)
Deferred Income		(917,159)		—		—		(110,418)		—		—		(1,027,577)
Financial assets in concession arrangements		(175,332)		—		—		31,036		—		(53,383)		(197,679)
Intangible assets in concession arrangements		(3,994,977)		—		—		(1,292,165)		—		(61,780)		(5,348,922)
Biological assets		(45,827)		—		—		(17,551)		—		—		(63,378)
Lease agreements		(317,539)		—		—		(28,992)		—		(10)		(346,541)
Other		(91,651)		(26,045)		(3,680)		(67,027)		(10,521)		4,681		(194,243)
Subtotal	Ps.	(8,738,892)	Ps.	582,356	Ps.	(6,805)	Ps.	(2,561,656)	Ps.	(54,372)	Ps.	(101,302)	Ps.	(10,880,671)
Total	Ps.	(2,567,101)	Ps.	1,824,892	Ps.	(3,073)	Ps.	(1,475,376)	Ps.	(955,530)	Ps.	(35,264)	Ps.	(3,211,452)

(1) See note 1.1 “Discontinued operations of BAC Holding”.

Year ended on December 31, 2021

		Balance as of				Credited		Credited		Foreign		Balance as of
		January 1,		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2021		operations (1)		profit or loss		OCI		adjustments		2021
Deferred tax assets
Debt securities at fair value	Ps.	28,230	Ps.	(9,022)	Ps.	30,408	Ps.	350,014	Ps.	(14,292)	Ps.	385,338
Equity securities at fair value		275		—		753		—		—		1,028
Derivative instruments		609,930		—		(216,846)		308,831		(2,604)		699,311
Allowance of investments securities		562		—		593		—		—		1,155
Accounts receivable		45,324		—		101,221		—		(49)		146,496
Allowance for accounts receivable		47,181		—		12,423		—		—		59,604
Loans and receivables		3,623		—		(29)		—		(2,437)		1,157
Allowance for impairment on loans and receivables		448,793		(22,037)		76,976		—		58,998		562,730
Allowance for foreclosed assets		10,169		9,977		(1,219)		—		2,155		21,082
Property, plant and equipment costs		323,544		—		15,505		—		—		339,049
Depreciation of property, plant and equipment		32,154		—		2,401		—		59		34,614
Investment property		25,461		—		4,481		79		—		30,021
Deferred charges and of intangible assets		214,669		—		28,501		—		—		243,170
Tax losses carry forward		86,558		(52)		39,001		—		(8,482)		117,025
Surplus of presumptive income		6,071		—		(1,720)		—		—		4,351
Provisions		220,822		2,465		96,428		—		4,348		324,063
Employee benefits		123,700		2,509		(6,884)		(19,635)		2,972		102,662
Goodwill		423		—		(423)		—		—		—
Financial assets in concession contracts		884,158		—		484,332		—		—		1,368,490
Biological assets		104		—		(3)		—		—		101
Lease agreements		609,701		(58,498)		114,505		—		27,680		693,388
Foreign currency bonds		267,668		—		29,792		422,649		—		720,109
Other		177,040		(5,559)		162,762		18,608		(36,004)		316,847
Subtotal	Ps.	4,166,160	Ps.	(80,217)	Ps.	972,958	Ps.	1,080,546	Ps.	32,344	Ps.	6,171,791

Deferred tax liabilities
Debt securities at fair value	Ps.	(111,742)	Ps.	11,417	Ps.	(2,155)	Ps.	(3,767)	Ps.	32,352	Ps.	(73,895)
Equity securities at fair value		(203,826)		(30,213)		12,776		(20,075)		(12,084)		(253,422)
Derivative instruments		(13,194)		—		(15,724)		(3,722)		(28)		(32,668)
Accounts receivable		(115,071)		—		(62,571)		—		—		(177,642)
Allowance of investments securities		(1,805)		—		384		—		—		(1,421)
Loans and receivables		(27,042)		—		(2,489)		—		—		(29,531)
Allowance for impairment on loans and receivables		(399,561)		39,495		(233,328)		—		(19,531)		(612,925)
Foreclosed assets		(60,161)		—		(5,006)		—		—		(65,167)
Provision for foreclosed assets		(10,388)		(4,206)		—		—		(1,927)		(16,521)
Property plant and equipment costs		(270,327)		1,287		(4,747)		—		(9,806)		(283,593)
Depreciation of property, plant and equipment		(338,964)		—		(71,262)		—		—		(410,226)
Investment property		(79,571)		—		(16,694)		—		(77)		(96,342)
Right-of-use		(422,659)		55,215		(53,689)		—		(16,036)		(437,169)
Deferred charges and of intangible assets		(263,802)		(1,689)		(51,826)		—		(3,589)		(320,906)
Provisions		(21,766)		6,059		1,503		—		(2,338)		(16,542)
Employee benefits		(30,851)		(9,143)		200		3,686		(5,259)		(41,367)
Goodwill		(253,223)		—		(73,847)		—		—		(327,070)
Deferred Income		(638,438)		—		(278,721)		—		—		(917,159)
Financial assets in concession arrangements		(149,928)		—		(25,404)		—		—		(175,332)
Intangible assets in concession arrangements		(2,537,348)		—		(1,451,262)		—		(6,367)		(3,994,977)
Biological assets		(31,194)		—		(14,633)		—		—		(45,827)
Lease agreements		(279,347)		—		(29,017)		—		(9,175)		(317,539)
Other		(226,224)		—		113,393		(2,651)		23,831		(91,651)
Subtotal	Ps.	(6,486,432)	Ps.	68,222	Ps.	(2,264,119)	Ps.	(26,529)	Ps.	(30,034)	Ps.	(8,738,892)
Total	Ps.	(2,320,272)	Ps.	(11,995)	Ps.	(1,291,161)	Ps.	1,054,017	Ps.	2,310	Ps.	(2,567,101)

(1) See note 1.1 “Discontinued operations of BAC Holding”

Year ended on December 31, 2020

		Balance as of						Credited		Credited				Balance as of
		January 1,		Discontinued		Business		(charged) to		(charged) to		Foreign exchange		December 31,
		2020		operations (1)		combination		profit or loss		OCI		adjustments		2020
Deferred tax assets
Debt securities at fair value	Ps.	11,274	Ps.	11,898	Ps.	26,312	Ps.	(10,122)	Ps.	(117)	Ps.	(11,015)	Ps.	28,230
Equity securities at fair value		365		—		—		(667)		577		—		275
Derivative instruments		156,543		—		—		136,061		317,271		55		609,930
Allowance of investments securities		173		—		—		389		—		—		562
Accounts receivable		147		—		—		45,180		—		(3)		45,324
Allowance for accounts receivable		50,144		—		—		(2,963)		—		—		47,181
Loans and receivables		1,650		—		117,600		(117,519)		—		1,892		3,623
Allowance for impairment on loans and receivables		212,223		57,945		8,495		160,899		—		9,231		448,793
Allowance for foreclosed assets		1,856		413		—		8,495		—		(595)		10,169
Property, plant and equipment costs		304,768		195		(2,305)		19,617		—		1,269		323,544
Depreciation of property, plant and equipment		36,083		—		—		(3,908)		—		(21)		32,154
Investment property		18,323		—		—		7,138		—		—		25,461
Deferred charges and of intangible assets		99,584		(323)		(29,258)		117,938		—		26,728		214,669
Tax losses carry forward		56,516		(546)		26,041		3,678		—		869		86,558
Surplus of presumptive income		5,661		—		—		410		—		—		6,071
Provisions		223,238		(6,656)		2,911		(928)		—		2,257		220,822
Employee benefits		120,367		2,718		(1,219)		890		437		507		123,700
Goodwill		859		—		—		(436)		—		—		423
Financial assets in concession contracts		247,883		—		—		636,275		—		—		884,158
Biological assets		220		—		—		(2)		(114)		—		104
Lease agreements		586,879		(30,086)		10,592		31,537		—		10,779		609,701
Foreign currency bonds		171,325		—		—		—		96,343		—		267,668
Other		114,143		—		—		69,257		4,482		(10,842)		177,040
Subtotal	Ps.	2,420,224	Ps.	35,558	Ps.	159,169	Ps.	1,101,219	Ps.	418,879	Ps.	31,111	Ps.	4,166,160

Deferred tax liabilities
Debt securities at fair value	Ps.	(75,114)	Ps.	(2,883)	Ps.	—	Ps.	(24,478)	Ps.	(18,286)	Ps.	9,019	Ps.	(111,742)
Equity securities at fair value		(105,502)		(95,724)		—		(20,930)		(411)		18,741		(203,826)
Derivative instruments		(7,264)		—		—		(8,734)		2,740		64		(13,194)
Accounts receivable		(92,100)		—		—		(22,971)		—		—		(115,071)
Allowance of investments securities		(85,584)		—		—		83,779		—		—		(1,805)
Loans and receivables		(38,086)		—		—		308		—		10,736		(27,042)
Allowance for impairment on loans and receivables		(432,707)		15,977		(52,429)		128,437		—		(58,839)		(399,561)
Foreclosed assets		(90,276)		—		—		30,115		—		—		(60,161)
Provision for foreclosed assets		(8,611)		(1,472)		—		—		—		(305)		(10,388)
Property plant and equipment costs		(294,303)		(7,030)		(3,788)		37,100		—		(2,306)		(270,327)
Depreciation of property, plant and equipment		(265,505)		—		—		(73,426)		—		(33)		(338,964)
Investment property		(70,065)		(5)		(99)		(8,612)		(532)		(258)		(79,571)
Right-of-use		(494,923)		48,207		(16,274)		51,831		—		(11,500)		(422,659)
Deferred charges and of intangible assets		(82,082)		25,999		—		(158,821)		—		(48,898)		(263,802)
Provisions		(9,408)		2,986		—		(3,501)		—		(11,843)		(21,766)
Employee benefits		(27,492)		(3,534)		—		137		1,078		(1,040)		(30,851)
Goodwill		(222,513)		—		—		(30,710)		—		—		(253,223)
Deferred Income		(127,223)		—		—		(511,215)		—		—		(638,438)
Financial assets in concession arrangements		(189,897)		—		—		39,969		—		—		(149,928)
Intangible assets in concession arrangements		(1,890,875)		—		—		(646,473)		—		—		(2,537,348)
Biological assets		(27,704)		—		—		(3,490)		—		—		(31,194)
Lease agreements		(231,167)		—		—		(48,180)		—		—		(279,347)
Other		(176,534)		(3,760)		—		(136,658)		11,429		79,299		(226,224)
Subtotal	Ps.	(5,044,935)	Ps.	(21,239)	Ps.	(72,590)	Ps.	(1,326,523)	Ps.	(3,982)	Ps.	(17,163)	Ps.	(6,486,432)
Total	Ps.	(2,624,711)	Ps.	14,319	Ps.	86,579	Ps.	(225,304)	Ps.	414,897	Ps.	13,948	Ps.	(2,320,272)

(1) See note 1.1 “Discontinued operations of BAC Holding”

Schedule of offsets deferred tax assets and liabilities by entity and tax authority

	Gross Deferred tax					Balances on Statement
December 31, 2022	amounts		Offset			of financial position
Deferred tax asset	Ps.	7,669,219	Ps.	(5,818,001)	Ps.	1,851,218
Deferred tax liability		(10,880,671)		5,818,001		(5,062,670)
Net	Ps.	(3,211,452)	Ps.	—	Ps.	(3,211,452)

	Gross Deferred tax					Balances on Statement
December 31, 2021	amounts		Offset			of financial position
Deferred tax asset	Ps.	6,171,791	Ps.	(4,406,526)	Ps.	1,765,265
Deferred tax liability		(8,738,892)		4,406,526		(4,332,366)
Net	Ps.	(2,567,101)	Ps.	—	Ps.	(2,567,101)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax		December 31, 2022		December 31, 2021
Deferred tax asset recoverable before 12 months	Ps.	2,012,448	Ps.	1,498,125
Deferred tax asset recoverable after 12 months		5,656,771		4,673,666
Total Deferred tax asset	Ps.	7,669,219	Ps.	6,171,791

Deferred tax liability to settle before 12 months	Ps.	(1,320,594)	Ps.	(983,821)
Deferred tax liability to settle after 12 months		(9,560,077)		(7,755,071)
Total Deferred tax liability	Ps.	(10,880,671)	Ps.	(8,738,892)

Current tax		December 31, 2022		December 31, 2021
Current tax asset recoverable before 12 months	Ps.	1,192,330	Ps.	651,005
Current tax asset recoverable after 12 months		590,328		191,403
Total Current tax asset	Ps.	1,782,658	Ps.	842,408

Current tax liability to settle before 12 months	Ps.	(225,921)	Ps.	(331,716)
Current tax liability to settle after 12 months		(2,896)		(50,632)
Total Current tax liability	Ps.	(228,817)	Ps.	(382,348)

Schedule effects of the current and deferred taxes in each component of other comprehensive income

	December 31, 2022
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income			Net (1)
Hedged Items (2)	Ps.	(6,675,329)	Ps.	—	Ps.	(3,264)	Ps.	(6,678,593)
Hedging derivatives in foreign currency		4,051,499		(700,522)		(818,130)		2,532,847
Hedging financial liabilities in foreign currency		2,549,821		(337,996)		(586,846)		1,624,979
Cash Flow hedging		(2,396)		—		2,543		147
Foreign currency translation differences for foreign operations		1,356,213		—		(24,593)		1,331,620
Investment in associates and join ventures		81,730		—		(3,054)		78,676
Debt financial instruments		(2,187,495)		—		545,791		(1,641,704)
Subtotal Items that will be reclassified to profit or loss	Ps.	(825,957)	Ps.	(1,038,518)	Ps.	(887,553)	Ps.	(2,752,028)

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	461	Ps.	—	Ps.	(1,146)	Ps.	(685)
Equity financial instruments		(439,150)		—		(36,462)		(475,612)
Actuarial gains (losses) from defined benefit pension plans		95,819		—		(30,369)		65,450
Subtotal Items that will not be reclassified to profit or loss	Ps.	(342,870)	Ps.	—	Ps.	(67,977)	Ps.	(410,847)
Total “other comprehensive income” during the period	Ps.	(1,168,827)	Ps.	(1,038,518)	Ps.	(955,530)	Ps.	(3,162,875)

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

	December 31, 2021
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	2,565,637	Ps.	—	Ps.	(2,292)	Ps.	2,563,345
Hedging derivatives in foreign currency		(403,983)		—		275,834		(128,149)
Hedging financial liabilities in foreign currency		(1,198,919)		—		476,463		(722,456)
Cash Flow hedging		7,980		—		(3,382)		4,598
Foreign currency translation differences for foreign operations		(180,798)		—		(14,946)		(195,744)
Investment in associates and joint ventures		(846)		—		(228)		(1,074)
Debt financial instruments		(1,346,315)		—		357,814		(988,501)
Subtotal Items that will be reclassified to profit or loss	Ps.	(557,244)	Ps.	—	Ps.	1,089,263	Ps.	532,019

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	4,718	Ps.	—	Ps.	79	Ps.	4,797
Equity financial instruments		(110,397)		—		(19,376)		(129,773)
Actuarial gains (losses) from defined benefit pension plans		61,665		—		(15,949)		45,716
Subtotal Items that will not be reclassified to profit or loss	Ps.	(44,014)	Ps.	—	Ps.	(35,246)	Ps.	(79,260)
Total “other comprehensive income” during the period	Ps.	(601,258)	Ps.	—	Ps.	1,054,017	Ps.	452,759

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

	December 31, 2020
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
Items that will be reclassified to profit or loss	before taxes		Income		income		Net (1)
Hedged Items (2)	Ps.	883,022	Ps.	—	Ps.	(563)	Ps.	882,459
Hedging derivatives in foreign currency		(1,034,816)		—		310,445		(724,371)
Hedging financial liabilities in foreign currency		(366,195)		—		110,668		(255,527)
Cash Flow hedging		832		—		641		1,473
Foreign currency translation differences for foreign operations		(548,706)		—		11,484		(537,222)
Investment in associates and joint ventures		13,059		42,284		(869)		54,474
Debt financial instruments		172,906		—		(22,085)		150,821
Subtotal Items that will be reclassified to profit or loss	Ps.	(879,898)	Ps.	42,284	Ps.	409,721	Ps.	(427,893)

Items that will not be reclassified to profit or loss
Effect of moving investment properties for own use	Ps.	9,014	Ps.	—	Ps.	(765)	Ps.	8,249
Equity financial instruments		193,880		—		4,425		198,305
Actuarial gains (losses) from defined benefit pension plans		(9,488)		—		1,516		(7,972)
Subtotal Items that will not be reclassified to profit or loss	Ps.	193,406	Ps.	—	Ps.	5,176	Ps.	198,582
Total “other comprehensive income” during the period	Ps.	(686,492)	Ps.	42,284	Ps.	414,897	Ps.	(229,311)

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference